Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Blueprint Chesapeake Multi-Asset Trend ETF
Shareholder Report [Line Items]
Fund Name	Blueprint Chesapeake Multi-Asset Trend ETF
Class Name	Blueprint Chesapeake Multi-Asset Trend ETF
Trading Symbol	TFPN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://blueprintip.com/systematic-investing-strategies/exchange-traded-funds/next-generation-liquid-alt-blueprint-chesapeake-multi-asset-trend-etf/. You can also request this information by contacting us at 800-245-7339 or by writing to the Blueprint Chesapeake Multi-Asset Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	800-245-7339
Additional Information Website	https://blueprintip.com/systematic-investing-strategies/exchange-traded-funds/next-generation-liquid-alt-blueprint-chesapeake-multi-asset-trend-etf/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blueprint Chesapeake Multi-Asset Trend ETF	$126	2.36%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.36%
Net Assets	$ 127,728,000
Holdings Count | Holdings	410
Advisory Fees Paid, Amount	$ 609,575
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$127,728
Number of Holdings	410
Total Advisory Fee	$609,575
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Breakdown - Investments (% of Total Net Assets)

(Excludes securities sold short and other financial instruments)

Sector Breakdown - Securities Sold Short (% of Total Net Assets)

(Excludes other financial instruments)

Other Financial Instruments Security Type (% of Total Net Assets)

Percentages are based on total net assets. Cash Equivalents represent short-term investments and other assets in excess of liabilities. Futures Contracts and Foreign Currency Contracts percentages are based on unrealized appreciated (depreciation).

Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Top Ten Holdings	(% of total net assets)
iShares National Muni Bond ETF	3.4
iShares 0-1 Year Treasury Bond ETF	2.8
iShares TIPS Bond ETF	1.6
Vanguard Short-Term Corporate Bond ETF	1.6
AZZ, Inc.	1.4
Lumentum Holdings, Inc.	1.3
Carpenter Technology Corp.	1.3
State Street SPDR Bloomberg Convertible Securities ETF	1.3
Western Digital Corp.	1.3
TKO Group Holdings, Inc. - Class A	1.2